COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.                        COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group has operating lease agreements for directly operated stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending:	$
2013	4,202,717
2014	1,833,078
2015	620,570
2016	200,114
2017 and after	216,361
7,072,840

The Group is obligated to pay additional rentals that are contingent on the sales of certain of its retail stores. Such rentals are expensed as incurred and have not been included above as such amounts cannot be determined until the contingencies have been resolved. Rental expenses were $10,137,032, $11,097,836 and $10,330,829 for the years ended December 31, 2010, 2011 and 2012, respectively, of which $1,224,443, $924,349 and $837,856 were contingent rentals, respectively.

Capital commitment

As of December 31, 2012, the Group had contracted for capital expenditures of $4,176,889. Such amounts are expected to be incurred during the year ending December 31, 2013.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on its business or financial condition.

The Group is the defendant in two purported class action complaint filed by individual shareholders in the United States alleging violations by the Group and certain of its officers and directors of the U.S. Securities Act of 1933 in connection with the Company’s initial public offering in October 2010. The lead plaintiff counsel filed a consolidated amended class action complaint on May 31, 2011. The Group moved to dismiss the amended complaint, and oral argument on the motion was held on January 18, 2012.

On March 1, 2012, Judge Robert W. Sweet of the United States District Court for the Southern District of New York dismissed without prejudice the plaintiff’s claims. On April 5, 2012, plaintiffs filed a notice of appeal with United States Court of Appeals for the Second Circuit.

On November 29, 2012, the United States Court of Appeals for the Second Circuit affirmed the judgment of the United States District Court for the Southern District of New York dismissing the plaintiff’s claim under Section 11 of the Securities Act and derivative claims under Section 15 of the Securities Act. Plaintiff did not seek an en banc review of the decision, and failed to file a petition to the United States Supreme Court to review the decision before the expiration of the deadline. Therefore, the Group believes a loss is remote and therefore did not accrue any contingent liability as of December 31, 2012.